Income Taxes (Details) - Schedule of Temporary Differences and Unused Tax Losses - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Income Taxes (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	$ 37,292,382	$ 34,870,573
Non-capital loss carry forward [Member]
Income Taxes (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	16,926,886	13,633,304
Capital loss carry forward [Member]
Income Taxes (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	19,072,271	19,596,218
Plant and equipment [Member]
Income Taxes (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	217,340	190,799
Equity investments [Member]
Income Taxes (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	568,995	408,622
Share issuance cost [Member]
Income Taxes (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	$ 506,890	$ 1,041,630